Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transactions
Amount due from related party	$ 4		¥ 13,284		¥ 30
Borrowing from related parties			4,480
Repayments to related parties	104	¥ 724	4,562	¥ 1,025
Due to chairman and chief exercise officer	$ 70		1,564		488
Amount due to Yichun kunyin					55,498
Jiangxi Tiangong
Related Party Transactions
Payments made on behalf of related party to exercise significant influence				287
Amount due from related party			35		30
Guangyao
Related Party Transactions
Payments made on behalf of related party to exercise significant influence			2,100
Mr. Richard Rixue Li
Related Party Transactions
Borrowing from related parties				18,000
Repayments to related parties		313	493	¥ 1,025
Due to chairman and chief exercise officer			801		488
Mr. Rimei Li
Related Party Transactions
Amount due to related party			411		¥ 0
Borrowing from related parties			4,480
Repayments to related parties		¥ 411	¥ 4,069